UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Gregory F. Niland

American Funds Retirement Income Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds® Retirement Income Portfolio Series Semi-annual report for the six months ended April 30, 2023

Portfolios designed
to help address
your retirement
income needs

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

American Funds® Retirement Income Portfolio — Conservative strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.

American Funds® Retirement Income Portfolio — Moderate strives for the balanced accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital.

American Funds® Retirement Income Portfolio — Enhanced strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the total returns on a $1,000 investment for periods ended March 31, 2023 (the most recent calendar quarter-end). Class A share returns reflect the maximum 5.75% sales charge. Also shown are the expense ratios as of the series prospectus dated January 1, 2023.

	Cumulative total returns	Average annual total returns
	1 year	5 years	Lifetime (since 8/28/15)	Expense ratios*

American Funds Retirement Income Portfolio — Conservative
Class F-2 shares	–4.63%	4.14%	4.61%	0.38%
Class A shares	–10.29	2.67	3.56	0.61

American Funds Retirement Income Portfolio — Moderate
Class F-2 shares	–4.58	4.87	5.59	0.41
Class A shares	–10.26	3.42	4.54	0.63

American Funds Retirement Income Portfolio — Enhanced
Class F-2 shares	–4.73	5.42	6.45	0.42
Class A shares	–10.38	3.96	5.40	0.64

*	The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds.

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Retirement Income Portfolio Series for the periods ended April 30, 2023, are shown in the table below, as well as results of each fund’s benchmark.

For additional information about the series, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/what-we-offer/retirement-income-portfolio-series.html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolios

8	Financial statements

12	Notes to financial statements

24	Financial highlights

Results at a glance

For periods ended April 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 8/28/15)

American Funds Retirement Income Portfolio — Conservative
Class F-2 shares	7.01%	0.14%	4.36%	4.70%
Class A shares	6.93	–0.07	4.14	4.46

American Funds Retirement Income Portfolio — Moderate
Class F-2 shares	7.87	0.92	5.11	5.70
Class A shares	7.70	0.81	4.90	5.47

American Funds Retirement Income Portfolio — Enhanced
Class F-2 shares	8.26	1.58	5.63	6.56
Class A shares	8.19	1.39	5.42	6.34

S&P Target Date Retirement Income Index*	7.55	1.52	3.43	3.89

Past results are not predictive of results in future periods.

*	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, has an asset allocation and glide path that represent a market consensus across the universe of target date fund managers. The index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: S&P Dow Jones Indices LLC.

The American Funds Retirement Income Portfolio Series investment allocations may not achieve fund objectives, and adequate income through retirement is not guaranteed. The funds’ risks are directly related to the risks of the underlying funds. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Retirement Income Portfolio Series	1

American Funds Conservative Portfolio	unaudited
Investment portfolio April 30, 2023

Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	1,847,454	$91,542

Equity-income funds 33%
The Income Fund of America, Class R-6	10,770,612	247,832
Capital Income Builder, Class R-6	2,813,154	182,883
		430,715

Balanced funds 12%
American Balanced Fund, Class R-6	3,504,801	104,688
American Funds Global Balanced Fund, Class R-6	1,523,742	52,234
		156,922

Fixed income funds 48%
The Bond Fund of America, Class R-6	28,092,006	326,710
American Funds Strategic Bond Fund, Class R-6	13,421,388	130,322
U.S. Government Securities Fund, Class R-6	7,318,004	91,621
American Funds Inflation Linked Bond Fund, Class R-6	8,334,589	78,095
		626,748

Total investment securities 100% (cost: $1,316,388,000)		1,305,927
Other assets less liabilities 0%		(321)

Net assets 100%		$1,305,606

2	American Funds Retirement Income Portfolio Series

American Funds Conservative Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$93,446	$3,813	$6,815	$(52)	$1,150	$91,542	$1,181	$2,565
Equity-income funds 33%
The Income Fund of America, Class R-6	248,769	14,870	18,612	(1,406)	4,211	247,832	5,072	8,633
Capital Income Builder, Class R-6	184,077	4,615	19,323	(571)	14,085	182,883	4,141	—
						430,715
Balanced funds 12%
American Balanced Fund, Class R-6	105,813	1,200	8,474	138	6,011	104,688	1,196	—
American Funds Global Balanced Fund, Class R-6	53,027	439	6,739	(624)	6,131	52,234	434	—
						156,922
Fixed income funds 48%
The Bond Fund of America, Class R-6	319,206	9,772	17,781	(2,533)	18,046	326,710	5,613	—
American Funds Strategic Bond Fund, Class R-6	126,180	5,348	4,938	(689)	4,421	130,322	5,205	—
U.S. Government Securities Fund, Class R-6	87,339	3,356	2,735	(214)	3,875	91,621	1,377	—
American Funds Inflation Linked Bond Fund, Class R-6	76,498	6,802	3,165	(506)	(1,534)	78,095	4,791	—
						626,748
Total 100%				$(6,457)	$56,396	$1,305,927	$29,010	$11,198

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	3

American Funds Moderate Portfolio	unaudited
Investment portfolio April 30, 2023

Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,796,209	$99,492
American Mutual Fund, Class R-6	1,440,103	71,357
		170,849

Equity-income funds 38%
The Income Fund of America, Class R-6	14,774,624	339,964
Capital Income Builder, Class R-6	3,052,851	198,466
		538,430

Balanced funds 20%
American Balanced Fund, Class R-6	7,134,982	213,122
American Funds Global Balanced Fund, Class R-6	2,069,605	70,946
		284,068

Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	13,978,998	127,209
American Funds Strategic Bond Fund, Class R-6	8,650,450	83,996
The Bond Fund of America, Class R-6	6,049,465	70,355
U.S. Government Securities Fund, Class R-6	5,617,834	70,335
American Funds Inflation Linked Bond Fund, Class R-6	7,449,347	69,801
		421,696

Total investment securities 100% (cost: $1,398,175,000)		1,415,043
Other assets less liabilities 0%		(274)

Net assets 100%		$1,414,769

4	American Funds Retirement Income Portfolio Series

American Funds Moderate Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$94,463	$1,233	$8,734	$(1,178)	$13,708	$99,492	$1,147	$—
American Mutual Fund, Class R-6	68,816	3,153	1,426	(8)	822	71,357	896	1,936
						170,849
Equity-income funds 38%
The Income Fund of America, Class R-6	323,250	22,893	9,766	(595)	4,182	339,964	6,786	11,456
Capital Income Builder, Class R-6	189,062	4,635	9,342	(384)	14,495	198,466	4,392	—
						538,430
Balanced funds 20%
American Balanced Fund, Class R-6	201,460	3,133	3,441	(256)	12,226	213,122	2,360	—
American Funds Global Balanced Fund, Class R-6	67,315	572	4,082	(696)	7,837	70,946	571	—
						284,068
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	117,919	7,224	2,836	(98)	5,000	127,209	3,678	—
American Funds Strategic Bond Fund, Class R-6	77,852	6,531	2,753	(244)	2,610	83,996	3,260	—
The Bond Fund of America, Class R-6	64,765	3,882	1,477	(185)	3,370	70,355	1,179	—
U.S. Government Securities Fund, Class R-6	64,672	4,774	1,856	(257)	3,002	70,335	1,044	—
American Funds Inflation Linked Bond Fund, Class R-6	65,617	7,933	1,980	(314)	(1,455)	69,801	4,204	—
						421,696
Total 100%				$(4,215)	$65,797	$1,415,043	$29,517	$13,392

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	5

American Funds Enhanced Portfolio	unaudited
Investment portfolio April 30, 2023

Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	2,273,028	$77,851

Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,793,630	154,739
American Mutual Fund, Class R-6	1,561,078	77,352
		232,091

Equity-income funds 38%
The Income Fund of America, Class R-6	16,141,119	371,407
Capital Income Builder, Class R-6	3,331,740	216,596
		588,003

Balanced funds 25%
American Balanced Fund, Class R-6	10,392,218	310,416
American Funds Global Balanced Fund, Class R-6	2,260,280	77,482
		387,898

Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	11,942,773	108,679
American High-Income Trust, Class R-6	8,429,127	77,548
American Funds Inflation Linked Bond Fund, Class R-6	8,224,511	77,064
		263,291

Total investment securities 100% (cost: $1,507,063,000)		1,549,134
Other assets less liabilities 0%		(247)

Net assets 100%		$1,548,887

6	American Funds Retirement Income Portfolio Series

American Funds Enhanced Portfolio (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6[1]	$71,128	$2,497	$4,366	$(877)	$9,469	$77,851	$—	$—
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	143,934	1,769	10,196	(1,417)	20,649	154,739	1,769	—
American Mutual Fund, Class R-6	73,562	3,919	1,013	(14)	898	77,352	966	2,078
						232,091
Equity-income funds 38%
The Income Fund of America, Class R-6	347,246	26,541	6,104	(263)	3,987	371,407	7,360	12,351
Capital Income Builder, Class R-6	202,825	6,330	7,773	(435)	15,649	216,596	4,745	—
						588,003
Balanced funds 25%
American Balanced Fund, Class R-6	288,573	6,809	2,139	(9)	17,182	310,416	3,403	—
American Funds Global Balanced Fund, Class R-6	71,968	620	2,787	(449)	8,130	77,482	620	—
						387,898
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	99,538	6,692	1,671	(32)	4,152	108,679	3,098	—
American High-Income Trust, Class R-6	70,940	5,394	224	1	1,437	77,548	2,403	—
American Funds Inflation Linked Bond Fund, Class R-6	70,188	11,083	2,291	(194)	(1,722)	77,064	4,572	—
						263,291
Total 100%				$(3,689)	$79,831	$1,549,134	$28,936	$14,429

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	7

Financial statements

Statements of assets and liabilities	unaudited
at April 30, 2023	(dollars in thousands)

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Assets:
Investment securities of affiliated issuers, at value	$1,305,927	$1,415,043	$1,549,134
Receivables for:
Sales of investments	—	2	—
Sales of fund’s shares	568	624	1,724
Dividends	1,303	1,074	945
Total assets	1,307,798	1,416,743	1,551,803

Liabilities:
Payables for:
Purchases of investments	1,496	1,075	1,908
Repurchases of fund’s shares	375	626	761
Services provided by related parties	313	266	239
Trustees’ deferred compensation	8	7	8
Total liabilities	2,192	1,974	2,916
Net assets at April 30, 2023	$1,305,606	$1,414,769	$1,548,887

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,312,971	$1,389,456	$1,497,952
Total accumulated loss (gain)	(7,365)	25,313	50,935
Net assets at April 30, 2023	$1,305,606	$1,414,769	$1,548,887
Investment securities of affiliated issuers, at cost	$1,316,388	$1,398,175	$1,507,063

Refer to the notes to financial statements.

8	American Funds Retirement Income Portfolio Series

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$937,610	$1,117,800	$1,167,010
	Shares outstanding	83,848	96,957	96,350
	Net asset value per share	$11.18	$11.53	$12.11
Class C:	Net assets	$128,919	$101,500	$85,685
	Shares outstanding	11,594	8,849	7,103
	Net asset value per share	$11.12	$11.47	$12.06
Class T:	Net assets	$11	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$11.19	$11.53	$12.12
Class F-1:	Net assets	$24,184	$18,676	$23,386
	Shares outstanding	2,162	1,620	1,930
	Net asset value per share	$11.18	$11.53	$12.12
Class F-2:	Net assets	$141,812	$142,644	$217,184
	Shares outstanding	12,659	12,351	17,902
	Net asset value per share	$11.20	$11.55	$12.13
Class F-3:	Net assets	$23,927	$16,885	$31,093
	Shares outstanding	2,137	1,464	2,565
	Net asset value per share	$11.20	$11.53	$12.12
Class R-1:	Net assets	$1,478	$1,986	$1,166
	Shares outstanding	132	173	96
	Net asset value per share	$11.16	$11.48	$12.10
Class R-2:	Net assets	$1,536	$2,172	$4,260
	Shares outstanding	138	189	354
	Net asset value per share	$11.16	$11.49	$12.04
Class R-2E:	Net assets	$131	$65	$579
	Shares outstanding	12	6	48
	Net asset value per share	$11.21	$11.55	$12.11
Class R-3:	Net assets	$2,572	$3,803	$5,407
	Shares outstanding	230	330	448
	Net asset value per share	$11.20	$11.51	$12.08
Class R-4:	Net assets	$6,885	$1,748	$5,858
	Shares outstanding	611	152	483
	Net asset value per share	$11.27	$11.53	$12.12
Class R-5E:	Net assets	$355	$254	$1,028
	Shares outstanding	32	22	85
	Net asset value per share	$11.27	$11.54	$12.12
Class R-5:	Net assets	$368	$499	$12
	Shares outstanding	33	43	1
	Net asset value per share	$11.21	$11.57	$12.14
Class R-6:	Net assets	$35,818	$6,726	$6,208
	Shares outstanding	3,195	582	511
	Net asset value per share	$11.21	$11.56	$12.14

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	9

Financial statements (continued)

Statements of operations	unaudited
for the six months ended April 30, 2023	(dollars in thousands)

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$29,010	$29,517	$28,936
Fees and expenses*:
Distribution services	1,801	1,838	1,759
Transfer agent services	265	232	275
Reports to shareholders	14	15	16
Registration statement and prospectus	102	103	120
Trustees’ compensation	3	3	3
Auditing and legal	4	4	5
Custodian	3	3	3
Other	5	5	5
Total fees and expenses before reimbursement	2,197	2,203	2,186
Less reimbursements of fees and expenses:
Transfer agent services reimbursement	—	—	—	†
Total fees and expenses after reimbursement	2,197	2,203	2,186
Net investment income	26,813	27,314	26,750

Net realized gain and unrealized appreciation:
Net realized loss on sale of investments in affiliated issuers	(6,457)	(4,215)	(3,689)
Capital gain distributions received from affiliated issuers	11,198	13,392	14,429
	4,741	9,177	10,740
Net unrealized appreciation on investments in affiliated issuers	56,396	65,797	79,831
Net realized gain and unrealized appreciation	61,137	74,974	90,571

Net increase in net assets resulting from operations	$87,950	$102,288	$117,321

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

10	American Funds Retirement Income Portfolio Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Conservative Portfolio		Moderate Portfolio		Enhanced Portfolio
	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$26,813	$34,938	$27,314	$37,258	$26,750	$37,629
Net realized gain (loss)	4,741	(554)	9,177	27,114	10,740	40,355
Net unrealized appreciation (depreciation)	56,396	(210,315)	65,797	(243,224)	79,831	(278,765)
Net increase (decrease) in net assets resulting from operations	87,950	(175,931)	102,288	(178,852)	117,321	(200,781)

Distributions paid to shareholders	(26,147)	(49,295)	(51,449)	(56,690)	(64,903)	(69,644)

Net capital share transactions	(50,331)	88,346	29,067	68,698	56,990	155,488

Total increase (decrease) in net assets	11,472	(136,880)	79,906	(166,844)	109,408	(114,937)

Net assets:
Beginning of period	1,294,134	1,431,014	1,334,863	1,501,707	1,439,479	1,554,416
End of period	$1,305,606	$1,294,134	$1,414,769	$1,334,863	$1,548,887	$1,439,479

*	Unaudited.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	11

Notes to financial statements	unaudited

1. Organization

American Funds Retirement Income Portfolio Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of three funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Conservative Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
American Funds Moderate Portfolio	Seeks current income, long-term growth of capital and conservation of capital.
American Funds Enhanced Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

12	American Funds Retirement Income Portfolio Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2023, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Periodic withdrawal risks — There is no guarantee that any of the funds will provide adequate income through retirement. These funds are not designed to, and are not expected to, generate distributions that equal a fixed percentage of each fund’s current net asset value per share. An investor taking periodic withdrawals from any of the funds should not assume that the source of a distribution is dividend or interest income or capital gains; rather, all or a portion of a distribution from any of the funds may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in each fund. Each fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in each fund and during the length of time such investor holds shares of each fund. Even if each fund’s portfolio value grows over time, such growth may be insufficient to enable each fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.

Additionally, as periodic withdrawals by investors will be made from each fund’s assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by each fund. Each fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.

American Funds Retirement Income Portfolio Series	13

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the funds. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

14	American Funds Retirement Income Portfolio Series

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

American Funds Retirement Income Portfolio Series	15

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S.. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

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Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
As of October 31, 2022
Undistributed ordinary income	$977	$919	$1,080
Undistributed long-term capital gains	—	24,503	38,168
As of April 30, 2023
Gross unrealized appreciation on investments	55,493	76,207	80,940
Gross unrealized depreciation on investments	(70,530)	(62,156)	(41,674)
Net unrealized (depreciation) appreciation on investments	(15,037)	14,051	39,266
Cost of investments	1,320,964	1,400,992	1,509,868

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Conservative Portfolio

	Six months ended April 30, 2023					Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$18,988		$—	$18,988		$25,193		$10,155		$35,348
Class C	2,157		—	2,157		2,672		1,527		4,199
Class T	—	*	—	—	*	—	*	—	*	—	*
Class F-1	489		—	489		743		305		1,048
Class F-2	3,051		—	3,051		4,118		1,510		5,628
Class F-3	477		—	477		1,008		392		1,400
Class R-1	24		—	24		32		20		52
Class R-2	24		—	24		27		16		43
Class R-2E	2		—	2		3		2		5
Class R-3	45		—	45		64		37		101
Class R-4	133		—	133		188		82		270
Class R-5E	7		—	7		9		3		12
Class R-5	8		—	8		36		28		64
Class R-6	742		—	742		825		300		1,125
Total	$26,147		$—	$26,147		$34,918		$14,377		$49,295

Refer to the end of the tables for footnote.

American Funds Retirement Income Portfolio Series	17

Moderate Portfolio

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$21,472		$19,371		$40,843		$30,281		$14,925		$45,206
Class C	1,609		1,807		3,416		2,146		1,492		3,638
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	348		320		668		525		271		796
Class F-2	2,858		2,458		5,316		4,013		1,801		5,814
Class F-3	367		320		687		512		206		718
Class R-1	31		34		65		36		24		60
Class R-2	34		36		70		46		33		79
Class R-2E	1		1		2		1		1		2
Class R-3	64		59		123		81		55		136
Class R-4	37		36		73		44		17		61
Class R-5E	5		4		9		5		2		7
Class R-5	10		9		19		15		7		22
Class R-6	93		65		158		106		45		151
Total	$26,929		$24,520		$51,449		$37,811		$18,879		$56,690

Enhanced Portfolio

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$20,228		$28,708		$48,936		$28,198		$23,984		$52,182
Class C	1,214		2,222		3,436		1,680		2,102		3,782
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	407		601		1,008		628		562		1,190
Class F-2	3,903		5,306		9,209		5,742		4,536		10,278
Class F-3	570		754		1,324		801		573		1,374
Class R-1	14		25		39		15		13		28
Class R-2	64		110		174		71		75		146
Class R-2E	9		15		24		7		5		12
Class R-3	79		116		195		72		55		127
Class R-4	102		144		246		116		84		200
Class R-5E	19		28		47		54		23		77
Class R-5	—	*	—	*	—	*	1		1		2
Class R-6	114		151		265		144		102		246
Total	$26,723		$38,180		$64,903		$37,529		$32,115		$69,644

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of

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average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2023, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2023, CRMC reimbursed transfer agent services fees of less than $1,000 for Enhanced Portfolio Class R-5E shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

For the six months ended April 30, 2023, the class-specific expenses of each fund under these agreements were as follows (dollars in thousands):

Conservative Portfolio

Share class	Distribution services		Transfer agent services
Class A	$1,092		$152
Class C	651		21
Class T	—		—
Class F-1	31		13
Class F-2	Not applicable		72
Class F-3	Not applicable		—	*
Class R-1	7		—	*
Class R-2	6		2
Class R-2E	—	*	—	*
Class R-3	6		2
Class R-4	8		2
Class R-5E	Not applicable		—	*
Class R-5	Not applicable		—	*
Class R-6	Not applicable		1
Total class-specific expenses	$1,801		$265

Moderate Portfolio

Share class	Distribution services		Transfer agent services
Class A	$1,286		$142
Class C	503		13
Class T	—		—
Class F-1	23		9
Class F-2	Not applicable		64
Class F-3	Not applicable		—	*
Class R-1	9		—	*
Class R-2	8		1
Class R-2E	—	*	—	*
Class R-3	7		2
Class R-4	2		1
Class R-5E	Not applicable		—	*
Class R-5	Not applicable		—	*
Class R-6	Not applicable		—	*
Total class-specific expenses	$1,838		$232

Refer to the end of the tables for footnote.

American Funds Retirement Income Portfolio Series	19

Enhanced Portfolio

Share class	Distribution services	Transfer agent services
Class A	$1,263	$142
Class C	427	11
Class T	—	—
Class F-1	29	13
Class F-2	Not applicable	101
Class F-3	Not applicable	—	*
Class R-1	5	—	*
Class R-2	16	3
Class R-2E	2	1
Class R-3	11	2
Class R-4	6	1
Class R-5E	Not applicable	1
Class R-5	Not applicable	—	*
Class R-6	Not applicable	—	*
Total class-specific expenses	$1,759	$275

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Conservative Portfolio	$2	$1	$3
Moderate Portfolio	2	1	3
Enhanced Portfolio	2	1	3

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the six months ended April 30, 2023, as follows (dollars in thousands):

	Purchases	Sales
Conservative Portfolio	$50,214	$88,501
Moderate Portfolio	65,964	47,634
Enhanced Portfolio	71,653	38,563

20	American Funds Retirement Income Portfolio Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Conservative Portfolio

	Sales*			Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$46,600	4,210		$18,827	1,721		$(100,845)	(9,149)	$(35,418)	(3,218)
Class C	6,336	577		2,140	196		(17,233)	(1,568)	(8,757)	(795)
Class T	—	—		—	—		—	—	—	—
Class F-1	1,382	124		490	45		(5,225)	(475)	(3,353)	(306)
Class F-2	11,762	1,060		3,042	278		(25,508)	(2,304)	(10,704)	(966)
Class F-3	4,709	426		477	44		(4,317)	(390)	869	80
Class R-1	58	5		24	2		(100)	(9)	(18)	(2)
Class R-2	157	15		24	2		(110)	(10)	71	7
Class R-2E	92	9		2	—	†	(110)	(10)	(16)	(1)
Class R-3	534	48		45	4		(201)	(18)	378	34
Class R-4	558	51		132	12		(399)	(36)	291	27
Class R-5E	38	3		7	1		(23)	(2)	22	2
Class R-5	5	—	†	8	1		(244)	(22)	(231)	(21)
Class R-6	8,685	787		742	68		(2,892)	(261)	6,535	594
Total net increase (decrease)	$80,916	7,315		$25,960	2,374		$(157,207)	(14,254)	$(50,331)	(4,565)

Year ended October 31, 2022

Class A	$214,643	18,089		$35,121	2,974		$(185,301)	(15,974)	$64,463	5,089
Class C	29,543	2,498		4,174	353		(33,855)	(2,947)	(138)	(96)
Class T	—	—		—	—		—	—	—	—
Class F-1	10,071	839		1,048	89		(9,897)	(850)	1,222	78
Class F-2	62,989	5,396		5,606	475		(48,816)	(4,245)	19,779	1,626
Class F-3	26,946	2,191		1,400	117		(22,464)	(2,003)	5,882	305
Class R-1	315	27		52	4		(767)	(65)	(400)	(34)
Class R-2	391	33		43	4		(392)	(33)	42	4
Class R-2E	7	1		5	—	†	(16)	(1)	(4)	— †
Class R-3	727	61		100	9		(2,086)	(176)	(1,259)	(106)
Class R-4	1,464	121		270	23		(3,245)	(276)	(1,511)	(132)
Class R-5E	65	6		11	1		(7)	(1)	69	6
Class R-5	872	71		64	5		(2,436)	(195)	(1,500)	(119)
Class R-6	9,076	769		1,124	95		(8,499)	(720)	1,701	144
Total net increase (decrease)	$357,109	30,102		$49,018	4,149		$(317,781)	(27,486)	$88,346	6,765

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	21

Moderate Portfolio

	Sales*			Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$61,919	5,415		$40,329	3,593		$(77,963)	(6,816)	$24,285	2,192
Class C	4,956	437		3,411	305		(10,214)	(899)	(1,847)	(157)
Class T	—	—		—	—		—	—	—	—
Class F-1	1,322	117		668	59		(1,586)	(138)	404	38
Class F-2	15,282	1,329		5,226	465		(17,829)	(1,556)	2,679	238
Class F-3	1,877	166		688	61		(3,642)	(319)	(1,077)	(92)
Class R-1	62	5		64	6		— †	— †	126	11
Class R-2	87	8		71	6		(6)	— †	152	14
Class R-2E	2	1		2	—	†	— †	— †	4	1
Class R-3	1,299	113		123	11		(75)	(7)	1,347	117
Class R-4	251	22		73	6		(396)	(34)	(72)	(6)
Class R-5E	30	2		8	1		(1)	— †	37	3
Class R-5	—	—		18	2		(15)	(2)	3	— †
Class R-6	3,368	292		158	14		(500)	(44)	3,026	262
Total net increase (decrease)	$90,455	7,907		$50,839	4,529		$(112,227)	(9,815)	$29,067	2,621

Year ended October 31, 2022

Class A	$173,316	14,043		$44,579	3,605		$(167,046)	(13,907)	$50,849	3,741
Class C	14,506	1,177		3,627	292		(19,629)	(1,639)	(1,496)	(170)
Class T	—	—		—	—		—	—	—	—
Class F-1	2,578	211		796	64		(4,765)	(401)	(1,391)	(126)
Class F-2	39,899	3,252		5,773	467		(27,387)	(2,266)	18,285	1,453
Class F-3	7,123	572		718	59		(4,015)	(327)	3,826	304
Class R-1	169	14		60	5		(80)	(6)	149	13
Class R-2	215	17		78	6		(1,671)	(130)	(1,378)	(107)
Class R-2E	4	—	†	2	—	†	— †	— †	6	— †
Class R-3	830	69		136	11		(2,423)	(200)	(1,457)	(120)
Class R-4	1,209	97		61	5		(580)	(50)	690	52
Class R-5E	142	12		6	1		(47)	(4)	101	9
Class R-5	—	—		22	2		(35)	(3)	(13)	(1)
Class R-6	1,153	93		151	12		(777)	(62)	527	43
Total net increase (decrease)	$241,144	19,557		$56,009	4,529		$(228,455)	(18,995)	$68,698	5,091

Refer to the end of the tables for footnotes.

22	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

	Sales*			Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$73,236	6,095		$48,464	4,132		$(75,973)	(6,339)	$45,727	3,888
Class C	3,264	272		3,422	293		(9,471)	(794)	(2,785)	(229)
Class T	—	—		—	—		—	—	—	—
Class F-1	1,293	109		1,007	86		(3,591)	(298)	(1,291)	(103)
Class F-2	19,465	1,621		9,103	774		(17,170)	(1,431)	11,398	964
Class F-3	2,242	187		1,321	112		(1,640)	(137)	1,923	162
Class R-1	149	12		39	3		(25)	(2)	163	13
Class R-2	163	14		174	15		(302)	(26)	35	3
Class R-2E	1	—	†	23	2		(29)	(2)	(5)	— †
Class R-3	1,375	114		194	17		(23)	(2)	1,546	129
Class R-4	77	6		245	21		(245)	(20)	77	7
Class R-5E	58	5		47	4		(212)	(17)	(107)	(8)
Class R-5	—	—		—	—		—	—	—	—
Class R-6	192	16		265	23		(148)	(13)	309	26
Total net increase (decrease)	$101,515	8,451		$64,304	5,482		$(108,829)	(9,081)	$56,990	4,852

Year ended October 31, 2022

Class A	$212,428	16,345		$51,575	3,906		$(141,800)	(11,136)	$122,203	9,115
Class C	12,819	990		3,761	283		(17,291)	(1,371)	(711)	(98)
Class T	—	—		—	—		—	—	—	—
Class F-1	3,474	268		1,188	89		(3,681)	(292)	981	65
Class F-2	55,824	4,305		10,231	775		(47,243)	(3,743)	18,812	1,337
Class F-3	10,198	779		1,370	105		(5,276)	(414)	6,292	470
Class R-1	784	59		28	2		(358)	(25)	454	36
Class R-2	1,158	97		146	11		(231)	(19)	1,073	89
Class R-2E	377	31		12	1		(22)	(3)	367	29
Class R-3	1,867	148		126	10		(326)	(27)	1,667	131
Class R-4	2,450	195		200	15		(341)	(28)	2,309	182
Class R-5E	2,244	175		77	6		(1,904)	(169)	417	12
Class R-5	1	—	†	1	—	†	(14)	(1)	(12)	(1)
Class R-6	1,887	150		246	19		(497)	(39)	1,636	130
Total net increase (decrease)	$305,511	23,542		$68,961	5,222		$(218,984)	(17,267)	$155,488	11,497

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Retirement Income Portfolio Series	23

Financial highlights

Conservative Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2023[6,7]	$10.67	$.23	$.50	$.73	$(.22)	$—	$(.22)	$11.18	6.93%[8]	$938		.29%[9]		.29%[9]		.55%[9]		4.17%[9]
10/31/2022	12.49	.29	(1.70)	(1.41)	(.29)	(.12)	(.41)	10.67	(11.55)	929		.34		.34		.60		2.48
10/31/2021	11.35	.23	1.34	1.57	(.34)	(.09)	(.43)	12.49	14.03	1,024		.35		.35		.61		1.86
10/31/2020	11.30	.25	.17	.42	(.29)	(.08)	(.37)	11.35	3.75	755		.37		.37		.64		2.23
10/31/2019	10.59	.28	.78	1.06	(.27)	(.08)	(.35)	11.30	10.32	535		.38		.38		.66		2.52
10/31/2018	10.99	.25	(.39)	(.14)	(.24)	(.02)	(.26)	10.59	(1.31)	370		.38		.38		.67		2.28
Class C:
4/30/2023[6,7]	10.61	.19	.50	.69	(.18)	—	(.18)	11.12	6.56 [8]	129		1.05	[9]	1.05	[9]	1.31	[9]	3.41	[9]
10/31/2022	12.42	.21	(1.69)	(1.48)	(.21)	(.12)	(.33)	10.61	(12.17)	131		1.05		1.05		1.31		1.78
10/31/2021	11.29	.14	1.34	1.48	(.26)	(.09)	(.35)	12.42	13.25	155		1.05		1.05		1.31		1.16
10/31/2020	11.24	.17	.17	.34	(.21)	(.08)	(.29)	11.29	3.06	116		1.07		1.07		1.34		1.55
10/31/2019	10.55	.20	.77	.97	(.20)	(.08)	(.28)	11.24	9.42	96		1.08		1.08		1.36		1.84
10/31/2018	10.94	.17	(.37)	(.20)	(.17)	(.02)	(.19)	10.55	(1.89)	73		1.08		1.08		1.37		1.59
Class T:
4/30/2023[6,7]	10.68	.24	.51	.75	(.24)	—	(.24)	11.19	7.06 [8,10]	—	[11]	.02	[9,10]	.02	[9,10]	.28	[9,10]	4.44	[9,10]
10/31/2022	12.50	.33	(1.70)	(1.37)	(.33)	(.12)	(.45)	10.68	(11.27)[10]	—	[11]	.05	[10]	.05	[10]	.31	[10]	2.79	[10]
10/31/2021	11.36	.27	1.34	1.61	(.38)	(.09)	(.47)	12.50	14.34 [10]	—	[11]	.05	[10]	.05	[10]	.31	[10]	2.18	[10]
10/31/2020	11.31	.29	.16	.45	(.32)	(.08)	(.40)	11.36	4.04 [10]	—	[11]	.07	[10]	.07	[10]	.34	[10]	2.57	[10]
10/31/2019	10.60	.31	.79	1.10	(.31)	(.08)	(.39)	11.31	10.62 [10]	—	[11]	.08	[10]	.08	[10]	.36	[10]	2.86	[10]
10/31/2018	10.99	.28	(.38)	(.10)	(.27)	(.02)	(.29)	10.60	(.95)[10]	—	[11]	.09	[10]	.09	[10]	.38	[10]	2.59	[10]
Class F-1:
4/30/2023[6,7]	10.67	.22	.51	.73	(.22)	—	(.22)	11.18	6.88 [8]	24		.37	[9]	.37	[9]	.63	[9]	4.10	[9]
10/31/2022	12.49	.29	(1.70)	(1.41)	(.29)	(.12)	(.41)	10.67	(11.57)	26		.37		.37		.63		2.47
10/31/2021	11.36	.23	1.33	1.56	(.34)	(.09)	(.43)	12.49	13.90	30		.37		.37		.63		1.85
10/31/2020	11.30	.25	.18	.43	(.29)	(.08)	(.37)	11.36	3.83	25		.38		.38		.65		2.21
10/31/2019	10.60	.28	.77	1.05	(.27)	(.08)	(.35)	11.30	10.20	15		.39		.39		.67		2.53
10/31/2018	10.99	.25	(.38)	(.13)	(.24)	(.02)	(.26)	10.60	(1.26)	10		.40		.40		.69		2.28
Class F-2:
4/30/2023[6,7]	10.69	.24	.50	.74	(.23)	—	(.23)	11.20	7.01 [8]	142		.12	[9]	.12	[9]	.38	[9]	4.34	[9]
10/31/2022	12.52	.32	(1.71)	(1.39)	(.32)	(.12)	(.44)	10.69	(11.39)	146		.12		.12		.38		2.71
10/31/2021	11.37	.25	1.36	1.61	(.37)	(.09)	(.46)	12.52	14.35	150		.12		.12		.38		2.08
10/31/2020	11.32	.28	.16	.44	(.31)	(.08)	(.39)	11.37	3.97	105		.14		.14		.41		2.43
10/31/2019	10.61	.30	.79	1.09	(.30)	(.08)	(.38)	11.32	10.54	82		.14		.14		.42		2.73
10/31/2018	11.00	.28	(.39)	(.11)	(.26)	(.02)	(.28)	10.61	(1.01)	45		.16		.16		.45		2.52
Class F-3:
4/30/2023[6,7]	10.68	.24	.52	.76	(.24)	—	(.24)	11.20	7.16 [8]	24		.02	[9]	.02	[9]	.28	[9]	4.38	[9]
10/31/2022	12.51	.34	(1.72)	(1.38)	(.33)	(.12)	(.45)	10.68	(11.32)	22		.02		.02		.28		2.93
10/31/2021	11.37	.26	1.35	1.61	(.38)	(.09)	(.47)	12.51	14.36	22		.02		.02		.28		2.10
10/31/2020	11.31	.29	.17	.46	(.32)	(.08)	(.40)	11.37	4.16	10		.04		.04		.31		2.57
10/31/2019	10.60	.30	.80	1.10	(.31)	(.08)	(.39)	11.31	10.65	6		.04		.04		.32		2.68
10/31/2018	10.99	.29	(.39)	(.10)	(.27)	(.02)	(.29)	10.60	(.92)	1		.05		.05		.34		2.67
Class R-1:
4/30/2023[6,7]	10.64	.19	.51	.70	(.18)	—	(.18)	11.16	6.64 [8]	1		1.04	[9]	1.04	[9]	1.30	[9]	3.40	[9]
10/31/2022	12.46	.21	(1.70)	(1.49)	(.21)	(.12)	(.33)	10.64	(12.23)	2		1.04		1.04		1.30		1.82
10/31/2021	11.32	.14	1.35	1.49	(.26)	(.09)	(.35)	12.46	13.27	2		1.07		1.07		1.33		1.12
10/31/2020	11.27	.17	.16	.33	(.20)	(.08)	(.28)	11.32	3.00	1		1.08		1.08		1.35		1.53
10/31/2019	10.58	.20	.78	.98	(.21)	(.08)	(.29)	11.27	9.42	1		1.13		1.13		1.41		1.87
10/31/2018	10.98	.17	(.38)	(.21)	(.17)	(.02)	(.19)	10.58	(1.96)	1		1.14		1.14		1.43		1.57

Refer to the end of the tables for footnotes.

24	American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Conservative Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2:
4/30/2023[6,7]	$10.65	$.19	$.50	$.69	$(.18)	$—	$(.18)	$11.16	6.55%[8]	$2		1.04%[9]		1.04%[9]		1.30	%9	3.41%[9]
10/31/2022	12.47	.21	(1.70)	(1.49)	(.21)	(.12)	(.33)	10.65	(12.20)	1		1.03		1.03		1.29		1.82
10/31/2021	11.33	.15	1.34	1.49	(.26)	(.09)	(.35)	12.47	13.31	2		1.01		1.01		1.27		1.24
10/31/2020	11.27	.20	.16	.36	(.22)	(.08)	(.30)	11.33	3.28	2		.89		.89		1.16		1.73
10/31/2019	10.58	.22	.77	.99	(.22)	(.08)	(.30)	11.27	9.58	2		.98		.98		1.26		2.04
10/31/2018	10.98	.19	(.38)	(.19)	(.19)	(.02)	(.21)	10.58	(1.79)	1		.92		.92		1.21		1.72
Class R-2E:
4/30/2023[6,7]	10.68	.19	.53	.72	(.19)	—	(.19)	11.21	6.77 [8]	—	[11]	.77	[9]	.77	[9]	1.03	[9]	3.45	[9]
10/31/2022	12.51	.24	(1.71)	(1.47)	(.24)	(.12)	(.36)	10.68	(11.97)[10]	—	[11]	.76	[10]	.76	[10]	1.02	[10]	2.08	[10]
10/31/2021	11.38	.15	1.40	1.55	(.33)	(.09)	(.42)	12.51	13.81	—	[11]	.68		.63		.89		1.22
10/31/2020	11.32	.26	.16	.42	(.28)	(.08)	(.36)	11.38	3.82 [10]	—	[11]	.61	[10]	.33	[10]	.60	[10]	2.30	[10]
10/31/2019	10.61	.29	.79	1.08	(.29)	(.08)	(.37)	11.32	10.43 [10]	—	[11]	.50	[10]	.27	[10]	.55	[10]	2.66	[10]
10/31/2018	11.01	.26	(.38)	(.12)	(.26)	(.02)	(.28)	10.61	(1.17)[10]	—	[11]	.37	[10]	.28	[10]	.57	[10]	2.39	[10]
Class R-3:
4/30/2023[6,7]	10.69	.21	.51	.72	(.21)	—	(.21)	11.20	6.75 [8]	3		.64	[9]	.64	[9]	.90	[9]	3.77	[9]
10/31/2022	12.51	.27	(1.72)	(1.45)	(.25)	(.12)	(.37)	10.69	(11.82)	2		.62		.62		.88		2.27
10/31/2021	11.36	.19	1.36	1.55	(.31)	(.09)	(.40)	12.51	13.77	4		.63		.63		.89		1.59
10/31/2020	11.31	.22	.17	.39	(.26)	(.08)	(.34)	11.36	3.47	4		.65		.65		.92		1.97
10/31/2019	10.60	.25	.77	1.02	(.23)	(.08)	(.31)	11.31	9.90	2		.69		.69		.97		2.26
10/31/2018	10.99	.21	(.37)	(.16)	(.21)	(.02)	(.23)	10.60	(1.52)	2		.69		.69		.98		1.92
Class R-4:
4/30/2023[6,7]	10.75	.23	.51	.74	(.22)	—	(.22)	11.27	6.95 [8]	7		.33	[9]	.33	[9]	.59	[9]	4.10	[9]
10/31/2022	12.59	.30	(1.73)	(1.43)	(.29)	(.12)	(.41)	10.75	(11.62)	6		.33		.33		.59		2.50
10/31/2021	11.36	.12	1.44	1.56	(.24)	(.09)	(.33)	12.59	13.90	9		.38		.38		.64		1.03
10/31/2020	11.30	.25	.17	.42	(.28)	(.08)	(.36)	11.36	3.82	77		.39		.39		.66		2.24
10/31/2019	10.60	.28	.77	1.05	(.27)	(.08)	(.35)	11.30	10.21	60		.38		.38		.66		2.53
10/31/2018	10.99	.24	(.37)	(.13)	(.24)	(.02)	(.26)	10.60	(1.26)	40		.42		.42		.71		2.23
Class R-5E:
4/30/2023[6,7]	10.75	.23	.52	.75	(.23)	—	(.23)	11.27	7.06 [8]	—	[11]	.14	[9]	.14	[9]	.40	[9]	4.23	[9]
10/31/2022	12.58	.32	(1.71)	(1.39)	(.32)	(.12)	(.44)	10.75	(11.34)	—	[11]	.12		.12		.38		2.70
10/31/2021	11.43	.23	1.38	1.61	(.37)	(.09)	(.46)	12.58	14.32	—	[11]	.10		.09		.35		1.86
10/31/2020	11.31	.30	.14	.44	(.24)	(.08)	(.32)	11.43	3.92	—	[11]	.21		.20		.47		2.70
10/31/2019	10.60	.30	.78	1.08	(.29)	(.08)	(.37)	11.31	10.49	2		.19		.19		.47		2.76
10/31/2018	10.99	.27	(.38)	(.11)	(.26)	(.02)	(.28)	10.60	(1.06)	2		.20		.20		.49		2.46
Class R-5:
4/30/2023[6,7]	10.69	.29	.46	.75	(.23)	—	(.23)	11.21	7.11 [8]	—	[11]	.08	[9]	.08	[9]	.34	[9]	5.26	[9]
10/31/2022	12.52	.45	(1.83)	(1.38)	(.33)	(.12)	(.45)	10.69	(11.34)	1		.03		.03		.29		3.76
10/31/2021	11.38	.27	1.34	1.61	(.38)	(.09)	(.47)	12.52	14.33	2		.04		.04		.30		2.18
10/31/2020	11.33	.28	.17	.45	(.32)	(.08)	(.40)	11.38	4.03	2		.08		.08		.35		2.41
10/31/2019	10.61	.29	.81	1.10	(.30)	(.08)	(.38)	11.33	10.68	—	[11]	.09		.08		.36		2.58
10/31/2018	11.01	.28	(.39)	(.11)	(.27)	(.02)	(.29)	10.61	(1.06)[10]	—	[11]	.28	[10]	.12	[10]	.41	[10]	2.55	[10]
Class R-6:
4/30/2023[6,7]	10.69	.23	.53	.76	(.24)	—	(.24)	11.21	7.15 [8]	36		.02	[9]	.02	[9]	.28	[9]	4.23	[9]
10/31/2022	12.52	.33	(1.71)	(1.38)	(.33)	(.12)	(.45)	10.69	(11.31)	28		.02		.02		.28		2.82
10/31/2021	11.38	.27	1.34	1.61	(.38)	(.09)	(.47)	12.52	14.35	31		.03		.03		.29		2.21
10/31/2020	11.32	.29	.17	.46	(.32)	(.08)	(.40)	11.38	4.16	25		.04		.04		.31		2.59
10/31/2019	10.61	.30	.80	1.10	(.31)	(.08)	(.39)	11.32	10.64	24		.05		.05		.33		2.77
10/31/2018	11.00	.28	(.38)	(.10)	(.27)	(.02)	(.29)	10.61	(.93)	12		.06		.06		.35		2.59

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	25

Financial highlights (continued)

Moderate Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2023[6,7]	$11.12	$.23	$.62	$.85	$(.23)	$(.21)	$(.44)	$11.53	7.70%[8]	$1,118		.28%[9]		.28%[9]		.57%[9]		4.00%[9]
10/31/2022	13.06	.31	(1.77)	(1.46)	(.32)	(.16)	(.48)	11.12	(11.49)	1,053		.32		.32		.62		2.58
10/31/2021	11.34	.27	1.91	2.18	(.33)	(.13)	(.46)	13.06	19.52	1,189		.32		.32		.60		2.15
10/31/2020	11.58	.29	(.08)	.21	(.31)	(.14)	(.45)	11.34	1.82	908		.35		.35		.62		2.51
10/31/2019	10.89	.30	.81	1.11	(.30)	(.12)	(.42)	11.58	10.53	798		.33		.33		.62		2.67
10/31/2018	11.28	.27	(.36)	(.09)	(.27)	(.03)	(.30)	10.89	(.84)	603		.37		.37		.66		2.40
Class C:
4/30/2023[6,7]	11.06	.18	.62	.80	(.18)	(.21)	(.39)	11.47	7.32 [8]	101		1.05	[9]	1.05	[9]	1.34	[9]	3.23	[9]
10/31/2022	12.99	.23	(1.77)	(1.54)	(.23)	(.16)	(.39)	11.06	(12.13)	100		1.04		1.04		1.34		1.87
10/31/2021	11.29	.18	1.89	2.07	(.24)	(.13)	(.37)	12.99	18.59	119		1.04		1.04		1.32		1.43
10/31/2020	11.53	.21	(.08)	.13	(.23)	(.14)	(.37)	11.29	1.10	93		1.05		1.05		1.32		1.83
10/31/2019	10.85	.22	.80	1.02	(.22)	(.12)	(.34)	11.53	9.70	95		1.06		1.06		1.35		1.95
10/31/2018	11.24	.19	(.36)	(.17)	(.19)	(.03)	(.22)	10.85	(1.52)	78		1.07		1.07		1.36		1.71
Class T:
4/30/2023[6,7]	11.12	.24	.62	.86	(.24)	(.21)	(.45)	11.53	7.83 [8,10]	—	[11]	.02	[9,10]	.02	[9,10]	.31	[9,10]	4.30	[9,10]
10/31/2022	13.06	.35	(1.77)	(1.42)	(.36)	(.16)	(.52)	11.12	(11.24)[10]	—	[11]	.05	[10]	.05	[10]	.35	[10]	2.87	[10]
10/31/2021	11.34	.31	1.90	2.21	(.36)	(.13)	(.49)	13.06	19.83 [10]	—	[11]	.05	[10]	.05	[10]	.33	[10]	2.44	[10]
10/31/2020	11.58	.32	(.08)	.24	(.34)	(.14)	(.48)	11.34	2.11 [10]	—	[11]	.06	[10]	.06	[10]	.33	[10]	2.83	[10]
10/31/2019	10.89	.33	.81	1.14	(.33)	(.12)	(.45)	11.58	10.82 [10]	—	[11]	.07	[10]	.07	[10]	.36	[10]	2.98	[10]
10/31/2018	11.28	.31	(.37)	(.06)	(.30)	(.03)	(.33)	10.89	(.57)[10]	—	[11]	.08	[10]	.08	[10]	.37	[10]	2.72	[10]
Class F-1:
4/30/2023[6,7]	11.12	.22	.62	.84	(.22)	(.21)	(.43)	11.53	7.65 [8]	19		.37	[9]	.37	[9]	.66	[9]	3.88	[9]
10/31/2022	13.06	.31	(1.78)	(1.47)	(.31)	(.16)	(.47)	11.12	(11.54)	18		.37		.37		.67		2.54
10/31/2021	11.34	.27	1.90	2.17	(.32)	(.13)	(.45)	13.06	19.46	22		.37		.37		.65		2.14
10/31/2020	11.58	.28	(.07)	.21	(.31)	(.14)	(.45)	11.34	1.82	20		.37		.37		.64		2.48
10/31/2019	10.89	.29	.81	1.10	(.29)	(.12)	(.41)	11.58	10.46	15		.39		.39		.68		2.62
10/31/2018	11.28	.27	(.36)	(.09)	(.27)	(.03)	(.30)	10.89	(.89)	13		.39		.39		.68		2.40
Class F-2:
4/30/2023[6,7]	11.13	.24	.63	.87	(.24)	(.21)	(.45)	11.55	7.87 [8]	143		.11	[9]	.11	[9]	.40	[9]	4.15	[9]
10/31/2022	13.08	.34	(1.78)	(1.44)	(.35)	(.16)	(.51)	11.13	(11.36)	135		.11		.11		.41		2.78
10/31/2021	11.36	.30	1.90	2.20	(.35)	(.13)	(.48)	13.08	19.73	140		.11		.11		.39		2.36
10/31/2020	11.60	.31	(.08)	.23	(.33)	(.14)	(.47)	11.36	2.05	100		.12		.12		.39		2.74
10/31/2019	10.91	.32	.81	1.13	(.32)	(.12)	(.44)	11.60	10.74	86		.13		.13		.42		2.87
10/31/2018	11.29	.29	(.35)	(.06)	(.29)	(.03)	(.32)	10.91	(.55)	62		.15		.15		.44		2.58
Class F-3:
4/30/2023[6,7]	11.12	.25	.61	.86	(.24)	(.21)	(.45)	11.53	7.84 [8]	17		.02	[9]	.02	[9]	.31	[9]	4.39	[9]
10/31/2022	13.07	.34	(1.77)	(1.43)	(.36)	(.16)	(.52)	11.12	(11.28)	17		.02		.02		.32		2.84
10/31/2021	11.35	.30	1.91	2.21	(.36)	(.13)	(.49)	13.07	19.85	16		.02		.02		.30		2.37
10/31/2020	11.59	.33	(.09)	.24	(.34)	(.14)	(.48)	11.35	2.15	7		.03		.03		.30		2.88
10/31/2019	10.90	.33	.81	1.14	(.33)	(.12)	(.45)	11.59	10.85	6		.03		.03		.32		2.98
10/31/2018	11.28	.31	(.36)	(.05)	(.30)	(.03)	(.33)	10.90	(.45)	5		.04		.04		.33		2.72
Class R-1:
4/30/2023[6,7]	11.07	.18	.62	.80	(.18)	(.21)	(.39)	11.48	7.34 [8]	2		1.03	[9]	1.03	[9]	1.32	[9]	3.22	[9]
10/31/2022	13.01	.23	(1.77)	(1.54)	(.24)	(.16)	(.40)	11.07	(12.13)	2		1.02		1.02		1.32		1.90
10/31/2021	11.33	.14	1.91	2.05	(.24)	(.13)	(.37)	13.01	18.35	2		1.06		1.06		1.34		1.12
10/31/2020	11.57	.20	(.07)	.13	(.23)	(.14)	(.37)	11.33	1.10	1		1.08		1.08		1.35		1.78
10/31/2019	10.89	.19	.84	1.03	(.23)	(.12)	(.35)	11.57	9.71	—	[11]	1.09		1.09		1.38		1.73
10/31/2018	11.27	.19	(.35)	(.16)	(.19)	(.03)	(.22)	10.89	(1.45)[10]	—	[11]	1.05	[10]	1.05	[10]	1.34	[10]	1.65	[10]

Refer to the end of the tables for footnotes.

26	American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Moderate Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2:
4/30/2023[6,7]	$11.08	$.19	$.62	$.81	$(.19)	$(.21)	$(.40)	$11.49	7.40%[8]	$2		.89%[9]		.89%[9]		1.18%[9]		3.34%[9]
10/31/2022	13.01	.24	(1.77)	(1.53)	(.24)	(.16)	(.40)	11.08	(12.05)	2		.85		.85		1.15		1.97
10/31/2021	11.30	.20	1.90	2.10	(.26)	(.13)	(.39)	13.01	18.84	4		.90		.90		1.18		1.58
10/31/2020	11.54	.23	(.08)	.15	(.25)	(.14)	(.39)	11.30	1.34	3		.86		.86		1.13		2.06
10/31/2019	10.86	.23	.81	1.04	(.24)	(.12)	(.36)	11.54	9.82	3		.97		.97		1.26		2.03
10/31/2018	11.26	.20	(.35)	(.15)	(.22)	(.03)	(.25)	10.86	(1.37)	2		.94		.94		1.23		1.81
Class R-2E:
4/30/2023[6,7]	11.14	.20	.62	.82	(.20)	(.21)	(.41)	11.55	7.48 [8]	—	[11]	.69	[9]	.69	[9]	.98	[9]	3.58	[9]
10/31/2022	13.08	.27	(1.77)	(1.50)	(.28)	(.16)	(.44)	11.14	(11.78)[10]	—	[11]	.66	[10]	.66	[10]	.96	[10]	2.24	[10]
10/31/2021	11.36	.23	1.91	2.14	(.29)	(.13)	(.42)	13.08	19.10 [10]	—	[11]	.68	[10]	.66	[10]	.94	[10]	1.82	[10]
10/31/2020	11.59	.25	(.09)	.16	(.25)	(.14)	(.39)	11.36	1.42 [10]	—	[11]	.75	[10]	.74	[10]	1.01	[10]	2.19	[10]
10/31/2019	10.91	.24	.86	1.10	(.30)	(.12)	(.42)	11.59	10.40 [10]	—	[11]	.64	[10]	.64	[10]	.93	[10]	2.08	[10]
10/31/2018	11.30	.29	(.36)	(.07)	(.29)	(.03)	(.32)	10.91	(.66)[10]	—	[11]	.29	[10]	.20	[10]	.49	[10]	2.59	[10]
Class R-3:
4/30/2023[6,7]	11.10	.21	.63	.84	(.22)	(.21)	(.43)	11.51	7.62 [8]	4		.52	[9]	.52	[9]	.81	[9]	3.75	[9]
10/31/2022	13.04	.30	(1.79)	(1.49)	(.29)	(.16)	(.45)	11.10	(11.76)	2		.54		.54		.84		2.44
10/31/2021	11.33	.22	1.92	2.14	(.30)	(.13)	(.43)	13.04	19.17	4		.59		.59		.87		1.75
10/31/2020	11.57	.25	(.07)	.18	(.28)	(.14)	(.42)	11.33	1.61	1		.59		.59		.86		2.22
10/31/2019	10.88	.28	.80	1.08	(.27)	(.12)	(.39)	11.57	10.23	1		.63		.63		.92		2.46
10/31/2018	11.27	.24	(.36)	(.12)	(.24)	(.03)	(.27)	10.88	(1.10)	1		.65		.65		.94		2.14
Class R-4:
4/30/2023[6,7]	11.11	.23	.62	.85	(.22)	(.21)	(.43)	11.53	7.76 [8]	2		.35	[9]	.35	[9]	.64	[9]	4.10	[9]
10/31/2022	13.06	.30	(1.77)	(1.47)	(.32)	(.16)	(.48)	11.11	(11.58)	2		.35		.35		.65		2.49
10/31/2021	11.34	.26	1.92	2.18	(.33)	(.13)	(.46)	13.06	19.54	1		.34		.34		.62		2.02
10/31/2020	11.58	.31	(.10)	.21	(.31)	(.14)	(.45)	11.34	1.83	1		.33		.33		.60		2.76
10/31/2019	10.90	.26	.84	1.10	(.30)	(.12)	(.42)	11.58	10.43	1		.38		.38		.67		2.35
10/31/2018	11.29	.27	(.36)	(.09)	(.27)	(.03)	(.30)	10.90	(.80)	—	[11]	.35		.35		.64		2.36
Class R-5E:
4/30/2023[6,7]	11.13	.23	.62	.85	(.23)	(.21)	(.44)	11.54	7.77 [8]	—	[11]	.14	[9]	.14	[9]	.43	[9]	4.09	[9]
10/31/2022	13.07	.33	(1.77)	(1.44)	(.34)	(.16)	(.50)	11.13	(11.32)	—	[11]	.16		.16		.46		2.78
10/31/2021	11.36	.24	1.96	2.20	(.36)	(.13)	(.49)	13.07	19.72	—	[11]	.14		.12		.40		1.89
10/31/2020	11.59	.33	(.08)	.25	(.34)	(.14)	(.48)	11.36	2.19	—	[11]	.23		.04		.31		2.85
10/31/2019	10.90	.32	.80	1.12	(.31)	(.12)	(.43)	11.59	10.66 [10]	—	[11]	.22	[10]	.20	[10]	.49	[10]	2.84	[10]
10/31/2018	11.29	.30	(.37)	(.07)	(.29)	(.03)	(.32)	10.90	(.65)[10]	—	[11]	.18	[10]	.15	[10]	.44	[10]	2.64	[10]
Class R-5:
4/30/2023[6,7]	11.16	.24	.62	.86	(.24)	(.21)	(.45)	11.57	7.78 [8]	—	[11]	.07	[9]	.07	[9]	.36	[9]	4.20	[9]
10/31/2022	13.11	.35	(1.79)	(1.44)	(.35)	(.16)	(.51)	11.16	(11.29)	—	[11]	.07		.07		.37		2.84
10/31/2021	11.38	.30	1.92	2.22	(.36)	(.13)	(.49)	13.11	19.81	1		.07		.07		.35		2.31
10/31/2020	11.60	.33	(.10)	.23	(.31)	(.14)	(.45)	11.38	2.02	—	[11]	.14		.10		.37		2.83
10/31/2019	10.91	.39	.74	1.13	(.32)	(.12)	(.44)	11.60	10.73	—	[11]	.13		.09		.38		3.39
10/31/2018	11.30	.30	(.36)	(.06)	(.30)	(.03)	(.33)	10.91	(.60)	—	[11]	.34		.11		.40		2.68
Class R-6:
4/30/2023[6,7]	11.14	.22	.65	.87	(.24)	(.21)	(.45)	11.56	7.91 [8]	7		.02	[9]	.02	[9]	.31	[9]	3.92	[9]
10/31/2022	13.09	.35	(1.78)	(1.43)	(.36)	(.16)	(.52)	11.14	(11.27)	4		.02		.02		.32		2.88
10/31/2021	11.37	.29	1.92	2.21	(.36)	(.13)	(.49)	13.09	19.81	4		.02		.02		.30		2.28
10/31/2020	11.61	.33	(.09)	.24	(.34)	(.14)	(.48)	11.37	2.14	2		.04		.04		.31		2.90
10/31/2019	10.92	.31	.83	1.14	(.33)	(.12)	(.45)	11.61	10.83	2		.05		.04		.33		2.77
10/31/2018	11.30	.31	(.36)	(.05)	(.30)	(.03)	(.33)	10.92	(.46)	—	[11]	.09		.05		.34		2.76

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	27

Financial highlights (continued)

Enhanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2023[6,7]	$11.70	$.21	$.73	$.94	$(.22)	$(.31)	$(.53)	$12.11	8.19%[8]	$1,167		.27%[9]		.27%[9]		.57%[9]		3.60%[9]
10/31/2022	13.94	.32	(1.96)	(1.64)	(.32)	(.28)	(.60)	11.70	(12.21)	1,082		.34		.34		.64		2.46
10/31/2021	11.48	.30	2.51	2.81	(.31)	(.04)	(.35)	13.94	24.73	1,162		.31		.31		.60		2.25
10/31/2020	11.91	.32	(.26)	.06	(.32)	(.17)	(.49)	11.48	.50	834		.35		.35		.64		2.73
10/31/2019	11.21	.31	.86	1.17	(.32)	(.15)	(.47)	11.91	10.81	787		.36		.36		.66		2.69
10/31/2018	11.59	.29	(.35)	(.06)	(.29)	(.03)	(.32)	11.21	(.53)	586		.37		.37		.68		2.51
Class C:
4/30/2023[6,7]	11.65	.17	.72	.89	(.17)	(.31)	(.48)	12.06	7.81 [8]	86		1.04	[9]	1.04	[9]	1.34	[9]	2.84	[9]
10/31/2022	13.88	.23	(1.96)	(1.73)	(.22)	(.28)	(.50)	11.65	(12.84)	85		1.04		1.04		1.34		1.77
10/31/2021	11.43	.20	2.50	2.70	(.21)	(.04)	(.25)	13.88	23.86	103		1.04		1.04		1.33		1.54
10/31/2020	11.86	.24	(.27)	(.03)	(.23)	(.17)	(.40)	11.43	(.22)	83		1.05		1.05		1.34		2.04
10/31/2019	11.17	.23	.85	1.08	(.24)	(.15)	(.39)	11.86	10.00	87		1.06		1.06		1.36		2.00
10/31/2018	11.55	.21	(.35)	(.14)	(.21)	(.03)	(.24)	11.17	(1.22)	67		1.07		1.07		1.38		1.82
Class T:
4/30/2023[6,7]	11.71	.23	.72	.95	(.23)	(.31)	(.54)	12.12	8.32 [8,10]	—	[11]	.02	[9,10]	.02	[9,10]	.32	[9,10]	3.89	[9,10]
10/31/2022	13.95	.36	(1.96)	(1.60)	(.36)	(.28)	(.64)	11.71	(11.94)[10]	—	[11]	.05	[10]	.05	[10]	.35	[10]	2.77	[10]
10/31/2021	11.48	.34	2.51	2.85	(.34)	(.04)	(.38)	13.95	25.13 [10]	—	[11]	.05	[10]	.05	[10]	.34	[10]	2.54	[10]
10/31/2020	11.91	.35	(.26)	.09	(.35)	(.17)	(.52)	11.48	.79 [10]	—	[11]	.06	[10]	.06	[10]	.35	[10]	3.04	[10]
10/31/2019	11.21	.35	.85	1.20	(.35)	(.15)	(.50)	11.91	11.12 [10]	—	[11]	.07	[10]	.07	[10]	.37	[10]	3.04	[10]
10/31/2018	11.59	.33	(.36)	(.03)	(.32)	(.03)	(.35)	11.21	(.26)[10]	—	[11]	.08	[10]	.08	[10]	.39	[10]	2.83	[10]
Class F-1:
4/30/2023[6,7]	11.71	.21	.72	.93	(.21)	(.31)	(.52)	12.12	8.12 [8]	23		.37	[9]	.37	[9]	.67	[9]	3.48	[9]
10/31/2022	13.95	.31	(1.96)	(1.65)	(.31)	(.28)	(.59)	11.71	(12.24)	24		.39		.39		.69		2.43
10/31/2021	11.48	.29	2.52	2.81	(.30)	(.04)	(.34)	13.95	24.72	27		.38		.38		.67		2.23
10/31/2020	11.91	.31	(.26)	.05	(.31)	(.17)	(.48)	11.48	.45	26		.39		.39		.68		2.71
10/31/2019	11.21	.31	.85	1.16	(.31)	(.15)	(.46)	11.91	10.77	31		.39		.39		.69		2.69
10/31/2018	11.59	.29	(.35)	(.06)	(.29)	(.03)	(.32)	11.21	(.56)	26		.40		.40		.71		2.48
Class F-2:
4/30/2023[6,7]	11.72	.22	.73	.95	(.23)	(.31)	(.54)	12.13	8.26 [8]	217		.12	[9]	.12	[9]	.42	[9]	3.75	[9]
10/31/2022	13.96	.34	(1.95)	(1.61)	(.35)	(.28)	(.63)	11.72	(12.00)	198		.12		.12		.42		2.68
10/31/2021	11.50	.33	2.50	2.83	(.33)	(.04)	(.37)	13.96	24.91	218		.12		.12		.41		2.45
10/31/2020	11.93	.34	(.26)	.08	(.34)	(.17)	(.51)	11.50	.72	152		.13		.13		.42		2.95
10/31/2019	11.22	.33	.87	1.20	(.34)	(.15)	(.49)	11.93	11.11	140		.14		.14		.44		2.89
10/31/2018	11.60	.31	(.34)	(.03)	(.32)	(.03)	(.35)	11.22	(.32)	106		.15		.15		.46		2.68
Class F-3:
4/30/2023[6,7]	11.71	.23	.72	.95	(.23)	(.31)	(.54)	12.12	8.32 [8]	31		.02	[9]	.02	[9]	.32	[9]	3.83	[9]
10/31/2022	13.95	.35	(1.95)	(1.60)	(.36)	(.28)	(.64)	11.71	(11.92)	28		.02		.02		.32		2.77
10/31/2021	11.49	.33	2.52	2.85	(.35)	(.04)	(.39)	13.95	25.06	27		.02		.02		.31		2.49
10/31/2020	11.92	.36	(.27)	.09	(.35)	(.17)	(.52)	11.49	.83	14		.03		.03		.32		3.09
10/31/2019	11.21	.35	.86	1.21	(.35)	(.15)	(.50)	11.92	11.25	10		.03		.03		.33		3.06
10/31/2018	11.59	.34	(.36)	(.02)	(.33)	(.03)	(.36)	11.21	(.23)	2		.05		.05		.36		2.94
Class R-1:
4/30/2023[6,7]	11.69	.17	.72	.89	(.17)	(.31)	(.48)	12.10	7.80 [8]	1		1.01	[9]	1.01	[9]	1.31	[9]	2.84	[9]
10/31/2022	13.93	.22	(1.94)	(1.72)	(.24)	(.28)	(.52)	11.69	(12.76)	1		1.00		1.00		1.30		1.72
10/31/2021	11.46	.16	2.55	2.71	(.20)	(.04)	(.24)	13.93	23.82	1		1.02		1.02		1.31		1.18
10/31/2020	11.91	.26	(.28)	(.02)	(.26)	(.17)	(.43)	11.46	(.16)[10]	—	[11]	1.02	[10]	1.02	[10]	1.31	[10]	2.27	[10]
10/31/2019	11.20	.24	.86	1.10	(.24)	(.15)	(.39)	11.91	10.14 [10]	—	[11]	1.06	[10]	1.06	[10]	1.36	[10]	2.10	[10]
10/31/2018	11.59	.23	(.37)	(.14)	(.22)	(.03)	(.25)	11.20	(1.19)[10]	—	[11]	.98	[10]	.97	[10]	1.28	[10]	2.00	[10]

Refer to the end of the tables for footnotes.

28	American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Enhanced Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2:
4/30/2023[6,7]	$11.63	$.18	$.72	$.90	$(.18)	$(.31)	$(.49)	$12.04	7.91%[8]	$4		.91%[9]		.91%[9]		1.21%[9]		3.00%[9]
10/31/2022	13.86	.25	(1.95)	(1.70)	(.25)	(.28)	(.53)	11.63	(12.67)	4		.86		.86		1.16		1.93
10/31/2021	11.42	.23	2.49	2.72	(.24)	(.04)	(.28)	13.86	24.06	4		.86		.86		1.15		1.70
10/31/2020	11.85	.25	(.25)	— [12]	(.26)	(.17)	(.43)	11.42	.02	2		.85		.85		1.14		2.19
10/31/2019	11.16	.23	.87	1.10	(.26)	(.15)	(.41)	11.85	10.24	2		.93		.93		1.23		1.99
10/31/2018	11.56	.22	(.35)	(.13)	(.24)	(.03)	(.27)	11.16	(1.12)	1		.89		.89		1.20		1.90
Class R-2E:
4/30/2023[6,7]	11.70	.19	.72	.91	(.19)	(.31)	(.50)	12.11	7.91 [8]	1		.79	[9]	.79	[9]	1.09	[9]	3.11	[9]
10/31/2022	13.95	.27	(1.97)	(1.70)	(.27)	(.28)	(.55)	11.70	(12.60)	1		.79		.79		1.09		2.14
10/31/2021	11.49	.24	2.52	2.76	(.26)	(.04)	(.30)	13.95	24.21	—	[11]	.77		.77		1.06		1.84
10/31/2020	11.92	.27	(.26)	.01	(.27)	(.17)	(.44)	11.49	.05 [10]	—	[11]	.79	[10]	.79	[10]	1.08	[10]	2.29	[10]
10/31/2019	11.23	.22	.91	1.13	(.29)	(.15)	(.44)	11.92	10.45 [10]	—	[11]	.76	[10]	.76	[10]	1.06	[10]	1.89	[10]
10/31/2018	11.61	.32	(.36)	(.04)	(.31)	(.03)	(.34)	11.23	(.34)[10]	—	[11]	.27	[10]	.19	[10]	.50	[10]	2.72	[10]
Class R-3:
4/30/2023[6,7]	11.67	.18	.74	.92	(.20)	(.31)	(.51)	12.08	8.08 [8]	6		.60	[9]	.60	[9]	.90	[9]	3.04	[9]
10/31/2022	13.91	.27	(1.94)	(1.67)	(.29)	(.28)	(.57)	11.67	(12.41)	4		.55		.55		.85		2.11
10/31/2021	11.45	.26	2.52	2.78	(.28)	(.04)	(.32)	13.91	24.51	2		.55		.55		.84		2.00
10/31/2020	11.89	.29	(.26)	.03	(.30)	(.17)	(.47)	11.45	.23	2		.56		.56		.85		2.47
10/31/2019	11.20	.27	.87	1.14	(.30)	(.15)	(.45)	11.89	10.53	2		.64		.64		.94		2.35
10/31/2018	11.59	.28	(.38)	(.10)	(.26)	(.03)	(.29)	11.20	(.85)	1		.67		.67		.98		2.40
Class R-4:
4/30/2023[6,7]	11.71	.21	.73	.94	(.22)	(.31)	(.53)	12.12	8.19 [8]	6		.26	[9]	.26	[9]	.56	[9]	3.59	[9]
10/31/2022	13.95	.31	(1.94)	(1.63)	(.33)	(.28)	(.61)	11.71	(12.13)	5		.26		.26		.56		2.46
10/31/2021	11.49	.30	2.52	2.82	(.32)	(.04)	(.36)	13.95	24.78	4		.28		.28		.57		2.22
10/31/2020	11.92	.32	(.25)	.07	(.33)	(.17)	(.50)	11.49	.59	1		.27		.27		.56		2.74
10/31/2019	11.21	.32	.86	1.18	(.32)	(.15)	(.47)	11.92	10.95	1		.33		.33		.63		2.80
10/31/2018	11.60	.30	(.36)	(.06)	(.30)	(.03)	(.33)	11.21	(.55)	1		.32		.32		.63		2.59
Class R-5E:
4/30/2023[6,7]	11.71	.22	.72	.94	(.22)	(.31)	(.53)	12.12	8.20 [8]	1		.25	[9]	.24	[9]	.54	[9]	3.63	[9]
10/31/2022	13.95	.37	(1.99)	(1.62)	(.34)	(.28)	(.62)	11.71	(12.02)	1		.15		.15		.45		2.97
10/31/2021	11.49	.30	2.53	2.83	(.33)	(.04)	(.37)	13.95	24.92	1		.14		.14		.43		2.23
10/31/2020	11.92	.35	(.27)	.08	(.34)	(.17)	(.51)	11.49	.69	—	[11]	.17		.17		.46		2.97
10/31/2019	11.22	.34	.85	1.19	(.34)	(.15)	(.49)	11.92	10.99	—	[11]	.21		.21		.51		2.94
10/31/2018	11.60	.32	(.36)	(.04)	(.31)	(.03)	(.34)	11.22	(.33)[10]	—	[11]	.17	[10]	.15	[10]	.46	[10]	2.75	[10]
Class R-5:
4/30/2023[6,7]	11.73	.23	.72	.95	(.23)	(.31)	(.54)	12.14	8.29 [8]	—	[11]	.06	[9]	.06	[9]	.36	[9]	3.85	[9]
10/31/2022	13.97	.37	(1.98)	(1.61)	(.35)	(.28)	(.63)	11.73	(11.95)	—	[11]	.08		.07		.37		2.84
10/31/2021	11.51	.34	2.50	2.84	(.34)	(.04)	(.38)	13.97	25.00	—	[11]	.11		.03		.32		2.56
10/31/2020	11.93	.36	(.26)	.10	(.35)	(.17)	(.52)	11.51	.86	—	[11]	.22		.04		.33		3.06
10/31/2019	11.23	.35	.85	1.20	(.35)	(.15)	(.50)	11.93	11.10 [10]	—	[11]	.21	[10]	.09	[10]	.39	[10]	3.01	[10]
10/31/2018	11.61	.33	(.36)	(.03)	(.32)	(.03)	(.35)	11.23	(.28)[10]	—	[11]	.27	[10]	.11	[10]	.42	[10]	2.79	[10]
Class R-6:
4/30/2023[6,7]	11.73	.23	.72	.95	(.23)	(.31)	(.54)	12.14	8.31 [8]	6		.02	[9]	.02	[9]	.32	[9]	3.83	[9]
10/31/2022	13.97	.35	(1.95)	(1.60)	(.36)	(.28)	(.64)	11.73	(11.90)	6		.02		.02		.32		2.73
10/31/2021	11.50	.33	2.53	2.86	(.35)	(.04)	(.39)	13.97	25.12	5		.02		.02		.31		2.50
10/31/2020	11.93	.35	(.26)	.09	(.35)	(.17)	(.52)	11.50	.82	3		.04		.04		.33		3.00
10/31/2019	11.23	.35	.85	1.20	(.35)	(.15)	(.50)	11.93	11.14	2		.06		.04		.34		3.05
10/31/2018	11.61	.32	(.34)	(.02)	(.33)	(.03)	(.36)	11.23	(.24)	1		.09		.05		.36		2.73

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	29

Financial highlights (continued)

	Six months ended	Year ended October 31,
Portfolio turnover rate for all share classes	April 30, 2023[6,7,8]	2022	2021	2020	2019	2018
Conservative Portfolio	4%	15%	17%	5%	2%	3%
Moderate Portfolio	3	7	23	5	1	1
Enhanced Portfolio	3	6	18	15	3	2

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	Not annualized.
[9]	Annualized.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Amount less than $.01.

Refer to the notes to financial statements.

30	American Funds Retirement Income Portfolio Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2022, through April 30, 2023).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Retirement Income Portfolio Series	31

Expense example (continued)

Conservative Portfolio

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,069.30	$1.49	.29%	$2.82	.55%
Class A – assumed 5% return	1,000.00	1,023.36	1.45	.29	2.76	.55
Class C – actual return	1,000.00	1,065.57	5.38	1.05	6.71	1.31
Class C – assumed 5% return	1,000.00	1,019.59	5.26	1.05	6.56	1.31
Class T – actual return	1,000.00	1,070.59	.10	.02	1.44	.28
Class T – assumed 5% return	1,000.00	1,024.70	.10	.02	1.40	.28
Class F-1 – actual return	1,000.00	1,068.76	1.90	.37	3.23	.63
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.16	.63
Class F-2 – actual return	1,000.00	1,070.08	.62	.12	1.95	.38
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	1.91	.38
Class F-3 – actual return	1,000.00	1,071.63	.10	.02	1.44	.28
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.40	.28
Class R-1 – actual return	1,000.00	1,066.42	5.33	1.04	6.66	1.30
Class R-1 – assumed 5% return	1,000.00	1,019.64	5.21	1.04	6.51	1.30
Class R-2 – actual return	1,000.00	1,065.47	5.33	1.04	6.66	1.30
Class R-2 – assumed 5% return	1,000.00	1,019.64	5.21	1.04	6.51	1.30
Class R-2E – actual return	1,000.00	1,067.66	3.95	.77	5.28	1.03
Class R-2E – assumed 5% return	1,000.00	1,020.98	3.86	.77	5.16	1.03
Class R-3 – actual return	1,000.00	1,067.46	3.28	.64	4.61	.90
Class R-3 – assumed 5% return	1,000.00	1,021.62	3.21	.64	4.51	.90
Class R-4 – actual return	1,000.00	1,069.52	1.69	.33	3.03	.59
Class R-4 – assumed 5% return	1,000.00	1,023.16	1.66	.33	2.96	.59
Class R-5E – actual return	1,000.00	1,070.56	.72	.14	2.05	.40
Class R-5E – assumed 5% return	1,000.00	1,024.10	.70	.14	2.01	.40
Class R-5 – actual return	1,000.00	1,071.12	.41	.08	1.75	.34
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.71	.34
Class R-6 – actual return	1,000.00	1,071.53	.10	.02	1.44	.28
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.40	.28

Refer to the end of the tables for footnotes.

32	American Funds Retirement Income Portfolio Series

Expense example (continued)

Moderate Portfolio

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,076.99	$1.44	.28%	$2.94	.57%
Class A – assumed 5% return	1,000.00	1,023.41	1.40	.28	2.86	.57
Class C – actual return	1,000.00	1,073.25	5.40	1.05	6.89	1.34
Class C – assumed 5% return	1,000.00	1,019.59	5.26	1.05	6.71	1.34
Class T – actual return	1,000.00	1,078.29	.10	.02	1.60	.31
Class T – assumed 5% return	1,000.00	1,024.70	.10	.02	1.56	.31
Class F-1 – actual return	1,000.00	1,076.54	1.91	.37	3.40	.66
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.31	.66
Class F-2 – actual return	1,000.00	1,078.72	.57	.11	2.06	.40
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.01	.40
Class F-3 – actual return	1,000.00	1,078.38	.10	.02	1.60	.31
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.56	.31
Class R-1 – actual return	1,000.00	1,073.38	5.30	1.03	6.79	1.32
Class R-1 – assumed 5% return	1,000.00	1,019.69	5.16	1.03	6.61	1.32
Class R-2 – actual return	1,000.00	1,074.02	4.58	.89	6.07	1.18
Class R-2 – assumed 5% return	1,000.00	1,020.38	4.46	.89	5.91	1.18
Class R-2E – actual return	1,000.00	1,074.75	3.55	.69	5.04	.98
Class R-2E – assumed 5% return	1,000.00	1,021.37	3.46	.69	4.91	.98
Class R-3 – actual return	1,000.00	1,076.17	2.68	.52	4.17	.81
Class R-3 – assumed 5% return	1,000.00	1,022.22	2.61	.52	4.06	.81
Class R-4 – actual return	1,000.00	1,077.63	1.80	.35	3.30	.64
Class R-4 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.21	.64
Class R-5E – actual return	1,000.00	1,077.70	.72	.14	2.22	.43
Class R-5E – assumed 5% return	1,000.00	1,024.10	.70	.14	2.16	.43
Class R-5 – actual return	1,000.00	1,077.81	.36	.07	1.85	.36
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.81	.36
Class R-6 – actual return	1,000.00	1,079.13	.10	.02	1.60	.31
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.56	.31

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	33

Expense example (continued)

Enhanced Portfolio

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,081.94	$1.39	.27%	$2.94	.57%
Class A – assumed 5% return	1,000.00	1,023.46	1.35	.27	2.86	.57
Class C – actual return	1,000.00	1,078.06	5.36	1.04	6.90	1.34
Class C – assumed 5% return	1,000.00	1,019.64	5.21	1.04	6.71	1.34
Class T – actual return	1,000.00	1,083.18	.10	.02	1.65	.32
Class T – assumed 5% return	1,000.00	1,024.70	.10	.02	1.61	.32
Class F-1 – actual return	1,000.00	1,081.23	1.91	.37	3.46	.67
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.36	.67
Class F-2 – actual return	1,000.00	1,082.63	.62	.12	2.17	.42
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.11	.42
Class F-3 – actual return	1,000.00	1,083.25	.10	.02	1.65	.32
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.61	.32
Class R-1 – actual return	1,000.00	1,078.04	5.20	1.01	6.75	1.31
Class R-1 – assumed 5% return	1,000.00	1,019.79	5.06	1.01	6.56	1.31
Class R-2 – actual return	1,000.00	1,079.15	4.69	.91	6.24	1.21
Class R-2 – assumed 5% return	1,000.00	1,020.28	4.56	.91	6.06	1.21
Class R-2E – actual return	1,000.00	1,079.06	4.07	.79	5.62	1.09
Class R-2E – assumed 5% return	1,000.00	1,020.88	3.96	.79	5.46	1.09
Class R-3 – actual return	1,000.00	1,080.77	3.10	.60	4.64	.90
Class R-3 – assumed 5% return	1,000.00	1,021.82	3.01	.60	4.51	.90
Class R-4 – actual return	1,000.00	1,081.92	1.34	.26	2.89	.56
Class R-4 – assumed 5% return	1,000.00	1,023.51	1.30	.26	2.81	.56
Class R-5E – actual return	1,000.00	1,082.01	1.24	.24	2.79	.54
Class R-5E – assumed 5% return	1,000.00	1,023.60	1.20	.24	2.71	.54
Class R-5 – actual return	1,000.00	1,082.85	.31	.06	1.86	.36
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.81	.36
Class R-6 – actual return	1,000.00	1,083.09	.10	.02	1.65	.32
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.61	.32

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

34	American Funds Retirement Income Portfolio Series

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that

American Funds Retirement Income Portfolio Series	35

each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

36	American Funds Retirement Income Portfolio Series

Liquidity Risk Management Program	unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Retirement Income Portfolio Series	37

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American Funds Retirement Income Portfolio Series	43

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	American Funds Retirement Income Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Retirement Income Portfolio Series”— which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Refer to the Capital Group website for more information on the securities held by the underlying funds in the American Funds Retirement Income Portfolio Series portfolios.

American Funds Retirement Income Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Retirement Income Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Each S&P index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley______________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2023

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2023